Provision for post-employment benefits - Sensitivity Analysis of Significant Actuarial Assumptions (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase		0.25%	0.25%
Assumption, basis point decrease		0.25%	0.25%
Discount rate [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption		£ (8.8)	£ (8.2)
Increase/(decrease) in benefit obligation, due to decrease in assumption		9.1	8.5
Discount rate [member] | North America [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption		(7.6)	(7.5)
Increase/(decrease) in benefit obligation, due to decrease in assumption		7.8	7.7
Discount rate [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption		(4.0)	(3.8)
Increase/(decrease) in benefit obligation, due to decrease in assumption		4.3	3.9
Discount rate [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	[1]	(0.6)	(0.7)
Increase/(decrease) in benefit obligation, due to decrease in assumption	[1]	£ 0.6	£ 0.7
Rate of increase in salaries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase		0.25%	0.25%
Assumption, basis point decrease		0.25%	0.25%
Rate of increase in salaries [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption		£ 0.9	£ 0.8
Increase/(decrease) in benefit obligation, due to decrease in assumption		(0.9)	(0.8)
Rate of increase in salaries [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	[1]	0.6	0.6
Increase/(decrease) in benefit obligation, due to decrease in assumption	[1]	£ (0.5)	£ (0.6)
Rate of increase in pensions in payment [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase		0.25%	0.25%
Assumption, basis point decrease		0.25%	0.25%
Rate of increase in pensions in payment [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption		£ 1.1	£ 0.7
Increase/(decrease) in benefit obligation, due to decrease in assumption		(0.7)	(0.6)
Rate of increase in pensions in payment [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption		2.1	1.9
Increase/(decrease) in benefit obligation, due to decrease in assumption		£ (2.0)	£ (1.9)
Life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, increase in longevity		1 year	1 year
Life expectancy [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption		£ 14.0	£ 11.7
Life expectancy [member] | North America [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption		5.9	5.9
Life expectancy [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption		£ 4.8	£ 4.3

[1]	Includes Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe.